Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value
Australia (3.7%)
Brickworks, Ltd.	434,927	$6,473,932
Mineral Resources, Ltd.	119,882	5,458,493

		11,932,425
Canada (9.1%)
CI Financial Corp.	539,300	6,826,258
Cogeco Communications, Inc.	126,800	10,551,212
Home Capital Group, Inc.	284,600	6,853,711
International Petroleum Corp./Sweden(NON)	484,730	5,156,009

		29,387,190
Denmark (1.6%)
Royal Unibrew A/S	59,720	5,228,347

		5,228,347
Finland (1.9%)
Konecranes Oyj(NON)	198,861	6,163,791

		6,163,791
France (12.1%)
Dassault Aviation SA	42,036	7,116,617
Eurazeo SE	99,986	7,733,936
Euronext NV	50,071	4,336,640
Kaufman & Broad SA	172,398	5,321,763
Nexity SA	98,858	2,855,847
Rubis SCA	244,112	7,402,172
Thermador Groupe	42,706	4,262,349

		39,029,324
Germany (1.7%)
CompuGroup Medical SE & Co. KgaA	32,731	1,841,865
CTS Eventim AG & Co. KGaA(NON)	54,752	3,511,119

		5,352,984
Greece (3.9%)
Motor Oil Hellas Corinth Refineries SA	350,274	6,154,809
OPAP SA	426,789	6,362,736

		12,517,545
Hong Kong (1.1%)
Melco International Development, Ltd.(NON)	5,071,000	3,472,309

		3,472,309
Ireland (1.7%)
Dalata Hotel Group PLC(NON)	1,190,690	5,345,061

		5,345,061
Italy (0.7%)
DiaSorin SpA	18,289	2,406,952

		2,406,952
Japan (22.9%)
Avant Corp.	590,200	6,081,824
Fukui Computer Holdings, Inc.	352,200	8,973,404
G-7 Holdings, Inc.	515,300	5,678,920
Japan Material Co., Ltd.	628,600	8,708,456
Kobe Bussan Co., Ltd.	105,300	2,544,293
Kyudenko Corp.	312,400	6,475,558
Nabtesco Corp.	236,100	5,605,044
Nakanishi, Inc.	380,000	7,510,350
NSD Co., Ltd.	330,400	5,940,891
PALTAC Corp.	188,900	6,428,242
Solasto Corp.	315,400	1,709,782
Takeuchi Manufacturing Co., Ltd.	313,000	5,668,209
TechnoPro Holdings, Inc.	126,300	2,896,451

		74,221,424
Jersey (2.1%)
Breedon Group PLC	7,722,468	6,865,325

		6,865,325
Luxembourg (1.1%)
L'Occitane International SA	1,094,750	3,442,045

		3,442,045
Mexico (0.9%)
Megacable Holdings SAB de CV (Units)	1,027,934	2,967,771

		2,967,771
Netherlands (2.0%)
QIAGEN NV(NON)	140,871	6,481,554

		6,481,554
South Korea (5.8%)
Hana Financial Group, Inc.	186,315	7,438,977
i-SENS, Inc.	79,328	2,046,823
SK Square Co., Ltd.(NON)	119,953	4,583,373
Vieworks Co., Ltd.	148,019	4,674,646

		18,743,819
Spain (3.1%)
Cia de Distribucion Integral Logista Holdings SA	330,087	6,382,906
Fomento de Construcciones y Contratas SA	309,761	3,739,262

		10,122,168
Switzerland (1.6%)
Swissquote Group Holding SA	42,971	5,315,346

		5,315,346
Taiwan (6.6%)
Elite Material Co., Ltd.	543,000	4,323,141
Lite-On Technology Corp.	3,682,000	7,995,951
momo.com, Inc.	139,900	4,011,549
Yageo Corp.	359,000	4,982,808

		21,313,449
United Kingdom (14.9%)
Admiral Group PLC	79,928	2,241,362
Afren PLC(NON)(F)	4,060,504	5
Bellway PLC	221,544	6,528,468
Berkeley Group Holdings PLC (The)	170,848	9,049,144
Cranswick PLC	127,838	4,916,657
Domino's Pizza Group PLC	1,790,766	7,592,552
Dr. Martens PLC	768,227	2,096,727
Jet2 PLC(NON)	151,872	2,240,296
Liberty Global PLC Class C(NON)	275,900	7,010,619
Nomad Foods, Ltd.(NON)	311,000	6,490,570

		48,166,400

Total common stocks (cost $334,116,463)		$318,475,229

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.50%, 8/15/26(i)	$271,000	$258,588

Total U.S. treasury obligations (cost $258,588)		$258,588

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.83%(AFF)	Shares	1,933,074	$1,933,074
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%(P)	Shares	230,000	230,000
U.S. Treasury Bills 0.803%, 7/12/22(SEGSF)		$1,400,000	1,398,736
U.S. Treasury Bills 0.676%, 6/28/22(SEGSF)		1,900,000	1,898,978
U.S. Treasury Bills 0.567%, 6/23/22(SEGSF)		600,000	599,790

Total short-term investments (cost $6,060,659)			$6,060,578
TOTAL INVESTMENTS

Total investments (cost $340,435,710)			$324,794,395

	FORWARD CURRENCY CONTRACTS at 5/31/22 (aggregate face value $167,269,921) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	7/20/22	$2,120,257	$2,099,761	$(20,496)
		Euro	Sell	6/15/22	4,625,174	4,541,968	(83,206)
		New Taiwan Dollar	Sell	8/17/22	9,487,635	9,372,439	(115,196)
		Norwegian Krone	Buy	6/15/22	458,488	482,987	(24,499)
		Swedish Krona	Buy	6/15/22	1,503,516	1,514,110	(10,594)
	Barclays Bank PLC
		British Pound	Sell	6/15/22	5,329,095	5,659,031	329,936
		New Taiwan Dollar	Sell	8/17/22	11,057,923	10,934,915	(123,008)
		Swedish Krona	Buy	6/15/22	777,013	782,936	(5,923)
	Citibank, N.A.
		Australian Dollar	Buy	7/20/22	1,603,704	1,707,812	(104,108)
		Chilean Peso	Sell	7/20/22	2,500,296	2,604,161	103,865
		Danish Krone	Buy	6/15/22	1,019,124	1,056,418	(37,294)
		Euro	Buy	6/15/22	300,131	305,213	(5,082)
	Goldman Sachs International
		South Korean Won	Sell	8/17/22	2,298,532	2,254,115	(44,417)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/20/22	950,617	1,000,488	49,871
		Chinese Yuan (Offshore)	Buy	8/17/22	915,355	908,798	6,557
		Danish Krone	Sell	6/15/22	815,808	791,890	(23,918)
		Hong Kong Dollar	Buy	8/17/22	1,392,383	1,391,970	413
		Norwegian Krone	Buy	6/15/22	1,727,444	1,817,200	(89,756)
		Swedish Krona	Buy	6/15/22	3,418,632	3,443,855	(25,223)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/20/22	4,796,462	5,107,969	(311,507)
		British Pound	Sell	6/15/22	7,874,626	8,456,419	581,793
		Canadian Dollar	Sell	7/20/22	2,115,752	2,104,295	(11,457)
		New Zealand Dollar	Buy	7/20/22	1,057,044	1,138,377	(81,333)
		Norwegian Krone	Buy	6/15/22	812,238	853,801	(41,563)
		Singapore Dollar	Buy	8/17/22	5,313,413	5,257,080	56,333
		South Korean Won	Buy	8/17/22	4,844,188	4,749,636	94,552
		Swedish Krona	Buy	6/15/22	6,150,403	6,214,690	(64,287)
		Swiss Franc	Buy	6/15/22	17,163,941	17,954,135	(790,194)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/20/22	1,784,535	1,900,777	(116,242)
		British Pound	Sell	6/15/22	1,908,045	2,031,359	123,314
		Canadian Dollar	Sell	7/20/22	805,658	774,348	(31,310)
		Euro	Sell	6/15/22	1,777,260	1,820,760	43,500
		Japanese Yen	Buy	8/17/22	1,105,850	1,115,495	(9,645)
		Swedish Krona	Buy	6/15/22	1,123,465	1,163,365	(39,900)
		Swiss Franc	Sell	6/15/22	1,959,578	2,035,401	75,823
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/20/22	4,380,508	4,665,868	(285,360)
		Euro	Buy	6/15/22	5,632,449	5,769,686	(137,237)
		Israeli Shekel	Buy	7/20/22	3,642,736	3,755,597	(112,861)
		Japanese Yen	Sell	8/17/22	1,950,639	1,932,068	(18,571)
		Singapore Dollar	Sell	8/17/22	607,946	600,031	(7,915)
		Swiss Franc	Sell	6/15/22	1,148,895	1,163,634	14,739
	Toronto-Dominion Bank
		Euro	Buy	6/15/22	992,666	879,239	113,427
		Hong Kong Dollar	Buy	8/17/22	643,380	643,125	255
	UBS AG
		Canadian Dollar	Buy	7/20/22	5,191,367	5,253,559	(62,192)
		Euro	Sell	6/15/22	9,008,653	9,349,893	341,240
		Japanese Yen	Sell	8/17/22	7,623,884	7,563,063	(60,821)
		Norwegian Krone	Buy	6/15/22	1,050,909	1,105,735	(54,826)
		Swedish Krona	Sell	6/15/22	1,438,337	1,398,842	(39,495)
	WestPac Banking Corp.
		Australian Dollar	Sell	7/20/22	400,442	313,953	(86,489)
		British Pound	Sell	6/15/22	2,459,718	2,394,983	(64,735)
		Canadian Dollar	Buy	7/20/22	4,099,585	4,020,305	79,280
		Euro	Buy	6/15/22	1,083,329	1,112,366	(29,037)

	Unrealized appreciation						2,014,898

	Unrealized (depreciation)						(3,169,697)

	Total						$(1,154,799)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $323,428,133.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$3,650,503	$82,482,918	$84,200,347	$4,513	$1,933,074

	Total Short-term investments	$3,650,503	$82,482,918	$84,200,347	$4,513	$1,933,074
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,755,791.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,729,247 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	17.40%
	Information technology	16.0
	Industrials	15.6
	Financials	12.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities (*** and total return swap contracts***) taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,638,932 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,755,791 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$11,932,425	$—
Canada	24,231,181	5,156,009	—
Denmark	—	5,228,347	—
Finland	—	6,163,791	—
France	—	39,029,324	—
Germany	—	5,352,984	—
Greece	—	12,517,545	—
Hong Kong	—	3,472,309	—
Ireland	—	5,345,061	—
Italy	—	2,406,952	—
Japan	—	74,221,424	—
Jersey	—	6,865,325	—
Luxembourg	—	3,442,045	—
Mexico	2,967,771	—	—
Netherlands	—	6,481,554	—
South Korea	—	18,743,819	—
Spain	—	10,122,168	—
Switzerland	—	5,315,346	—
Taiwan	—	21,313,449	—
United Kingdom	13,501,189	34,665,206	5

Total common stocks	40,700,141	277,775,083	5
U.S. treasury obligations	—	258,588	—
Short-term investments	230,000	5,830,578	—

Totals by level	$40,930,141	$283,864,249	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,154,799)	$—

Totals by level	$—	$(1,154,799)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$263,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com